Retirement and Deferred Compensation Plans - Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Compensation and Retirement Disclosure [Abstract]
Effect of 1% increase on total of service and interest cost components	$ 0.0
Effect of 1% decrease on total of service and interest cost components	0.0
Effect of 1% increase on benefit obligation	0.3
Effect of 1% decrease on benefit obligation	$ (0.2)